SUMMARIZES RELATING TO OUTSTANDING AND EXERCISABLE WARRANTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares		1,931,819
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)		9 months 10 days
Warrants Outstanding, Weighted Average Exercise Price		$ 0.1
Valuation value		$ 211,622
Warrant One [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares	1,931,819	308,334
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	3 months 14 days	3 years 10 months 24 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.011	$ 0.6
Valuation value	$ 101,531	$ 48,270
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares	308,334
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	3 years 4 months 28 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.6
Valuation value	$ 13,585
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares	32,500
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	3 years 10 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.6
Valuation value	$ 1,542
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding, Number of Shares	300,000
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	3 years 10 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.6
Valuation value	$ 14,231